Overview	12 Months Ended
Dec. 31, 2024
Overview [Abstract]
Overview
1.	Overview

Powell Max Limited (the “Company” or “Powell Max”) was incorporated in the British Virgin Islands on January 8, 2019 and its registered office at Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands, VG1110. The principal place of business of the Company is 22/F, Euro Trade Centre, No. 13-14 Connaught Road Central, Central, Hong Kong.

These consolidated financial statements comprise the Company and its subsidiary (the “Group”).

The principal activity of the Company is investment holding. The principal activity of the subsidiary is disclosed below.

The details of its subsidiary are as follows:

Name of subsidiary (Country of incorporation		Percentage of effective ownership held by the Company December 31,
and principal place of business)	Principal activities	2022	2023	2024
JAN Financial Press Limited (“JAN Financial”) (Hong Kong)	Provision of financial printing services	100%	100%	100%

There have been no significant changes in the nature of these activities during the years ended December 31, 2022, 2023 and 2024.

Organization

Reorganization

The holding company, Powell Max, was incorporated under the laws of the BVI, with 50,000 ordinary shares issued and allotted to our ultimate beneficial shareholder, Ms. Leung Po Man Stella (“Ms. Leung” or “Controlling Shareholder”).

For the purpose of the Company’s initial listing of its ordinary shares, the Group has performed a series of reorganization transactions (the “Reorganization”) as described below:

On January 19, 2024, the Company completed its group reorganization of entities under the common control of Ms. Leung, who collectively owned all the equity interests of Powell Max. Ms. Leung, who is the existing shareholder of Powell Max, entered into a share swap arrangement with Bliss On Limited (“Bliss On”), a company incorporated under the laws of the BVI, and wholly-owned by Ms. Leung, to transfer her existing 50,000 ordinary shares in Powell Max, representing the entire issued shares in Powell Max to Bliss On, in consideration of Bliss On issuing one additional ordinary share to Ms. Leung. Subsequent to the share swap arrangement, Bliss On became the shareholder of Powell Max, which in turn also owned all the equity interest of JAN Financial. The economic interests for Ms. Leung remain the same before and after the Reorganization.

As the Company and its subsidiary were under the same control of Ms. Leung and their entire equity interests were also ultimately held by Ms. Leung immediately prior to the Reorganization, the consolidated financial statements are prepared on the basis as if the Reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

On February 5, 2024, Powell Max undertake a share subdivision exercise whereby every authorized and issued ordinary share with a par value of US$1.00 be subdivided into 10,000 ordinary shares with a par value of US$0.0001 each. Following the subdivision exercise, Powell Max increased its authorized share capital to 500,000,000 ordinary shares, par value US$0.0001 each, with 500,000,000 ordinary shares issued and allotted to Bliss On.

Immediately after the share subdivision exercise, Bliss On surrendered 487,500,000 ordinary shares to Powell Max for cancellation for no consideration. As a result, Powell Max has 12,500,000 ordinary shares issued and outstanding.

The 12,500,000 ordinary shares were re-designated and re-classified into 10,500,000 Class A ordinary shares and 2,000,000 Class B ordinary shares. The ordinary shares are presented on a retroactive basis to reflect the Reorganization and subsequent share subdivision and share cancellation completed on February 5, 2024.

Debt Conversion

On July 19, 2024, a loan settlement agreement was entered by and between the Company and the Controlling Shareholder, pursuant to which the Controlling Shareholder waived the outstanding balance of HK$18,679,181 (US$2,391,425) as of December 31, 2023, upon the receipt of the promissory note issued to Bliss On for the principal sum of HK$18,679,181 (US$2,391,425), which will be converted into Class A ordinary shares of the Company at the same price as the offer price in the initial public offering (the “Offer Price”) per Class A ordinary share automatically prior to the trading of the Class A ordinary shares on Nasdaq Capital Market.

On September 4, 2024, 597,856 Class A ordinary shares were issued to Bliss On upon automatic conversion of the promissory note at the Offer Price of US$4.00 per Class A ordinary share.

Initial Public Offering

On September 5, 2024, the Company completed the initial public offering and listed its Class A ordinary shares on the Nasdaq Capital Market under the symbol “PMAX”. With the initial public offering, the Company received aggregate gross proceeds of US$5,707,000, prior to deducting underwriting discounts and other offering expenses and a total of 1,426,750 Class A ordinary shares were issued.

On October 2, 2024, the representative of the underwriters of the initial public offering partially exercised the over-allotment option to purchase an additional 99,765 Class A ordinary shares of the Company. As a result of which, the Company received additional aggregate gross proceeds of US$399,000.

Standby Equity Purchase Agreement

On November 21, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, Ltd. (the “Investor” or “YA”), pursuant to which the Investor has agreed to purchase up to US$40 million of the Company’s Class A ordinary shares, par value of US$0.0001 per share over the course of 36 months (each an “Advance”) after the date of the SEPA upon notice from the Company from time to time.

In accordance with the SEPA, the Company paid the Investor a structuring fee of US$25,000 and issued 63,898 Class A ordinary shares to the Investor at the issue price of US$3.13 per Class A ordinary share, in settlement of 50% of the commitment fee, on December 23, 2024.